PLAN DESCRIPTION - Vesting (Details) - REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025
PLAN TERMINATION
Vesting percentage	100.00%
Vesting period	2 years